Included in Profit Before Royalties and Taxation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Social contributions	$ (25.9)	$ (21.0)	$ (19.4)
Rehabilitation (expense)/income	(43.6)	1.2	(4.0)
Offshore structure costs	(17.3)	(18.0)	(18.6)
Restructuring costs	(10.3)	(6.6)	(7.8)
Audit fee	(4.6)	(4.2)	(3.5)
Non-audit services fee	(0.6)	(0.4)	(0.4)
Gruyere rainfall event	6.0	(12.0)	0.0
Tarkwa
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	(8.7)	(3.6)	(1.6)
Damang
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	(1.6)	(0.4)	(5.5)
Australia
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	$ 0.0	$ (1.8)	$ (0.7)